Related party transactions - Related party transactions with affiliated company - Additional Information 2 (Details)	1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended			48 Months Ended
	May 31, 2017 USD ($)	Feb. 29, 2020	Apr. 01, 2010 USD ($) loans	Apr. 30, 2020	Jul. 31, 2019	Oct. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) loans	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2014 USD ($) loans	Feb. 28, 2020 USD ($)	Feb. 15, 2019	Jun. 30, 2006 USD ($)
Related Party Transaction
Related Party Transaction, Amounts of Transaction							$ 1,491,000	$ 1,068,000
Family member of management / director
Related Party Transaction
Aggregated unpaid principal balance											$ 49,000
Annual Interest Rate											7.00%
Family member of management / director | Mortgages
Related Party Transaction
Loans and Leases Receivable, Related Parties							$ 700,000
Loan Count | loans							3
Family member of management / director | Commercial Loans
Related Party Transaction
Aggregated unpaid principal balance			$ 33,500,000				$ 31,200,000
Loan Count | loans			4
Family member of management / director | Commercial Loans | Note A
Related Party Transaction
Aggregated unpaid principal balance										$ 19,800,000
Loan renewal term					3 months
Loan Count | loans										5
Annual Interest Rate					4.50%	4.50%				6.00%	5.00%
Family member of management / director | Commercial Loans | Note A | Subsequent event
Related Party Transaction
Loan renewal term				24 months
Family member of management / director | Commercial Loans | Note B
Related Party Transaction
Aggregated unpaid principal balance										$ 13,500,000
Loan renewal term		4 months			3 months
Loan Count | loans										5
Annual Interest Rate					1.00%	1.00%				1.00%	1.00%
Family member of management / director | Residential Mortgage
Related Party Transaction
Financing receivable, period past due								670 days
Loans and Leases Receivable, Related Parties													$ 800,000
Charge-offs						$ 400,000
Family member of management / director | First mortgage
Related Party Transaction
Loans and Leases Receivable, Related Parties							500,000
Family member of management / director | Second mortgage
Related Party Transaction
Monthly repayment to loan receivables							500
Proceeds from mortgage deposits							(20,000)
Loans and Leases Receivable, Related Parties							100,000
Family member of management / director | Third mortgage
Related Party Transaction
Repayment supported by promissory note							82,000,000
Loans and Leases Receivable, Related Parties							100,000
Related party transaction loan sold between BPPR and Popular Inc
Related Party Transaction
Annual Interest Rate												5.75%
Related party transaction loan sold between BPPR and Popular Inc | Commercial Loans
Related Party Transaction
Other Additional Capital	$ 6,000,000.0
Related Party Transaction, Amounts of Transaction	37,900,000
Interest Payment								$ 500,000
Aggregated unpaid principal balance	$ 37,900,000		$ 40,200,000					$ 37,100,000
Loan amortization term								30 years
EVERTEC Inc.
Related Party Transaction
Related Party Transaction, Amounts of Transaction							$ 182,338,000	$ 132,139,000	$ 140,788,000